Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Supplementary Financial Information [Abstract]
2015	$ 64	$ 62
2016	61	59
2017	52	51
2018	47	45
2019	$ 44	$ 42